Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Company's Options and Weighted Average Exercise Price
A summary of the Company’s options and the changes for the period is as follows:

	Number of options	Weighted average exercise price per share (CAD) 1

Options outstanding at December 31, 2019	7,568,533	6.06

Granted	2,812,000	9.43

Exercised	(1,253,430)	(4.42)

Options outstanding at December 31, 2020	9,127,103	7.33

Granted	2,968,000	7.18

Exercised	(855,761)	(4.96)

Options outstanding at December 31, 2021	11,239,342	7.47

Summary of Share Purchase Options and Exercise Price Ranges
A summary of the Company’s options as of December 31, 2021 is as follows:

Year of expiry	Number outstanding	Vested	Exercise price per share (range) (CAD) 1	Weighted average exercise price per share (CAD) 1, 2

2022	914,010	914,010	4.94–15.00	5.43

2023	3,118,332	3,118,332	5.92	5.92

2024	1,427,000	951,338	8.89	8.89

2025	2,812,000	937,340	9.43	9.43

2026	2,968,000	-	7.18	-

	11,239,342	5,921,020		6.88

1	For options exercisable in GBP, exercise price is translated to CAD using the period end exchange rate.

2	Weighted average exercise price of options that are exercisable.

Summary of Information of Diluted Earnings per Share

D.	Diluted Earnings Per Share
Diluted earnings per share is calculated based on the following:

In $000s (except for shares and per share amounts)	Year Ended December 31, 2021	Year Ended December 31, 2020

Net income for the year	$27,622	$13,817

Basic weighted average number of shares	193,974,313	187,507,754

Basic earnings per share	$0.14	$0.07

Effect of dilutive securities

Stock options	1,684,992	2,732,900

Warrants	-	4,318,675

Restricted share rights	2,164,175	2,348,511

Diluted weighted average number of common shares	197,823,480	196,907,840

Diluted earnings per share	$0.14	$0.07

Number of Stock Options and Warrants Excluded from the Computation of Diluted Earnings per Share
The following table lists the number
of potentially dilutive
securities excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of CAD
$
8.76 during the year ended December 31, 2021 (December 31, 2020 — CAD
$
10.48).

	Year Ended December 31, 2021	Year Ended December 31, 2020

Stock options	4,241,250	217,376